Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2012
Supplemental Guarantor Information

37. Supplemental Guarantor Information

As part of the offering and sale of the 6.25% Notes, Elan Corporation, plc and certain of its subsidiaries have guaranteed these notes.

Each subsidiary that has guaranteed our 6.25% Notes will be released from its guarantee in the event:

•	there is a legal defeasance of the 6.25% Notes;

•	there is a sale or other disposition of the shares or assets of the subsidiary if, after such sale or disposition, the subsidiary is no longer “restricted” for debt covenant purposes; or

•	the subsidiary is designated as “unrestricted” for debt covenant purposes;

provided that any transaction is carried out in accordance with the provisions of the indenture governing the 6.25% Notes.

Presented below is condensed consolidating information for Elan Finance plc, the issuer of the debt, Elan Corporation, plc, the parent guarantor of the debt, the guarantor subsidiaries of Elan Corporation, plc, and the non-guarantor subsidiaries of Elan Corporation, plc. All of the subsidiary guarantors are wholly owned subsidiaries of Elan Corporation, plc.

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination	Discontinued
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Operations	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$2,247.6	$0.7	$(1,045.5)	$(1,202.6)	$0.2
Cost of sales	—	—	1,406.0	—	(750.3)	(655.5)	0.2

Gross margin	—	—	841.6	0.7	(295.2)	(547.1)	—
Operating expenses:
Selling, general and administrative expenses	—	51.6	226.7	6.2	(55.7)	(115.2)	113.6
Research and development expenses	—	—	402.8	25.0	(239.5)	(93.3)	95.0
Other net charges/(gains)	—	—	172.8	0.3	—	(4.2)	168.9
Net loss on divestment of business	—	17.1	0.8	—	—	(17.9)	—

Total operating expenses	—	68.7	803.1	31.5	(295.2)	(230.6)	377.5

Operating (loss)/income	—	(68.7)	38.5	(30.8)	—	(316.5)	(377.5)

Share of net losses of subsidiaries	—	(304.0)	—	—	304.0	—	—
Net interest and investment (gains)/losses	(0.7)	—	366.4	10.5	—	(20.5)	355.7

Income/(loss) before provision for income taxes	0.7	(372.7)	(327.9)	(41.3)	304.0	(296.0)	(733.2)
Provision for/(benefit from) income taxes	0.2	—	(300.0)	—	—	(60.7)	(360.5)

Net income/(loss) from continuing operations	$0.5	$(372.7)	$(27.9)	$(41.3)	$304.0	$(235.3)	$(372.7)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	235.3	—	—	(235.3)	235.3	235.3

Net income/(loss) for the year	$0.5	$(137.4)	$(27.9)	$(41.3)	$68.7	$—	$(137.4)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination	Discontinued
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Operations	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$2,083.4	$—	$(837.4)	$(1,242.0)	$4.0
Cost of sales	—	—	1,277.8	—	(638.1)	(638.9)	0.8

Gross margin	—	—	805.6	—	(199.3)	(603.1)	3.2
Operating expenses:
Selling, general and administrative expenses	—	43.5	235.3	5.1	(55.2)	(121.5)	107.2
Research and development expenses	—	—	352.6	22.8	(142.9)	(125.7)	106.8
Net gain on divestment of businesses	—	—	(585.9)	(67.0)	—	652.9	—
Other net (gains)/charges	—	—	(41.0)	—	(1.2)	66.5	24.3

Total operating expenses	—	43.5	(39.0)	(39.1)	(199.3)	472.2	238.3

Operating (loss)/income	—	(43.5)	844.6	39.1	—	(1,075.3)	(235.1)

Share of net gains/(losses) of subsidiaries	—	(410.0)	—	—	410.0	—	—
Net interest and investment losses/(gains)	0.1	—	243.0	(11.0)	—	(1.7)	230.4

(Loss)/income before provision for income taxes	(0.1)	(453.5)	601.6	50.1	410.0	(1,073.6)	(465.5)
(Benefit from)/provision for income taxes	(0.1)	—	47.7	—	—	(59.6)	(12.0)

Net income/(loss) from continuing operations	$—	$(453.5)	$553.9	$50.1	$410.0	$(1,014.0)	$(453.5)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	1,014.0	—	—	(1,014.0)	1,014.0	1,014.0

Net income/(loss) for the year	$—	$560.5	$553.9	$50.1	$(604.0)	$—	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination	Discontinued
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Operations	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$1,891.8	$—	$(722.1)	$(1,125.6)	$44.1
Cost of sales	—	—	1,071.6	—	(488.3)	(571.1)	12.2

Gross margin	—	—	820.2	—	(233.8)	(554.5)	31.9
Operating expenses:
Selling, general and administrative expenses	—	62.8	239.8	5.2	(53.1)	(130.5)	124.2
Research and development expenses	—	—	429.8	9.1	(180.2)	(130.2)	128.5
Settlement reserve charge	—	—	206.3	—	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	—	(1.0)
Other net charges/(gains)	—	0.9	56.4	(0.5)	(0.5)	(3.5)	52.8

Total operating expenses	—	63.7	931.3	13.8	(233.8)	(264.2)	510.8

Operating (loss)/income	—	(63.7)	(111.1)	(13.8)	—	(290.3)	(478.9)

Share of net gains/(losses) of subsidiaries	—	(497.6)	—	—	497.6	—	—
Net interest and investment (gains)/losses	(1.2)	—	141.0	(5.8)	—	0.6	134.6

Income/(loss) before provision for income taxes	1.2	(561.3)	(252.1)	(8.0)	497.6	(290.9)	(613.5)
Provision for/(benefit from) income taxes	0.3	—	1.8	—	—	(54.3)	(52.2)

Net income/(loss) from continuing operations	$0.9	$(561.3)	$(253.9)	$(8.0)	$497.6	$(236.6)	$(561.3)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	236.6	—	—	(236.6)	236.6	236.6

Net income/(loss) for the year	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$—	$(324.7)

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$2.7	$0.1	$412.3	$16.2	$—	$431.3
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	193.5	—	—	193.5
Assets held for sale	—	—	113.8	—	106.3	220.1
Investment securities — current	—	—	1.1	166.8	—	167.9
Inventory	—	—	25.1	—	(25.1)	—
Intercompany receivables	5.3	2,979.0	4,308.2	638.7	(7,931.2)	—
Deferred tax assets — current	0.2	—	380.7	—	—	380.9
Prepaid and other current assets	—	—	13.2	—	—	13.2

Total current assets	8.2	2,979.1	5,450.5	821.7	(7,850.0)	1,409.5
Property, plant and equipment, net	—	—	12.7	—	—	12.7
Goodwill and other intangible assets, net	—	—	3.0	—	96.0	99.0
Equity method investment	—	—	—	14.0	—	14.0
Investment securities — non-current	—	—	8.6	—	—	8.6
Investments in subsidiaries	—	—	12,545.2	—	(12,545.2)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.0	—	7,241.9	1.1	(7,831.0)	—
Deferred tax assets — non-current	0.3	—	64.3	—	—	64.6
Other assets	11.8	—	6.3	—	—	18.1

Total assets	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$45.6	$—	$—	$45.6
Accrued and other current liabilities	9.6	0.1	302.7	0.1	1.6	314.1
Intercompany payables	0.1	2,147.2	6,268.0	160.5	(8,575.8)	—

Total current liabilities	9.7	2,147.3	6,616.3	160.6	(8,574.2)	359.7
Long term debts	600.0	—	—	—	—	600.0
Intercompany payables	—	174.5	11,834.8	—	(12,009.3)	—
Other liabilities	—	39.1	23.2	—	—	62.3

Total liabilities	609.7	2,360.9	18,474.3	160.6	(20,583.5)	1,022.0
Shareholders’ equity/(deficit)	(1.4)	618.2	6,871.9	676.2	(7,546.7)	618.2

Total liabilities and shareholders’ equity/(deficit)	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	5.7	(7,427.9)	—

Total current liabilities	11.6	1,975.5	5,703.6	5.7	(7,420.1)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	5.7	(19,215.5)	952.0
Shareholders’ equity/(deficit)	(1.8)	801.8	6,852.7	684.3	(7,535.2)	801.8

Total liabilities and shareholders’ equity/(deficit)	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$95.5	$(21.5)	$36.5	$(55.2)	$—	$55.3

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(10.3)	—	—	(10.3)
Purchase of intangible assets	—	—	(1.8)	—	—	(1.8)
Purchase of investment securities	—	—	(0.7)	—	—	(0.7)
Funding of equity method investment in Janssen AI	—	—	(76.9)	—	—	(76.9)
Receipt of deferred consideration	—	—	12.0	—	—	12.0
Proceeds from sale of equity method investment	—	—	—	380.9	—	380.9

Net cash (used in)/provided by investing activities	—	—	(77.7)	380.9	—	303.2

Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	—	(99.0)	—	(26.0)	—	(125.0)
Proceeds from employee stock issuances	—	20.8	—	—	—	20.8
Repayment of loans	(682.5)	—	—	—	—	(682.5)
Net proceeds from debt issuances	587.9	—	—	—	—	587.9
Loans to group undertakings	—	99.0	187.9	(286.9)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash (used in)/provided by financing activities	(94.6)	20.8	187.9	(312.9)	—	(198.8)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.9	(0.7)	146.6	12.8	—	159.6
Cash and cash equivalents at beginning of year	1.8	0.8	265.7	3.4	—	271.7

Cash and cash equivalents at end of year	$2.7	$0.1	$412.3	$16.2	$—	$431.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of investment securities	—	—	2.8	—	—	2.8
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

Cash flows from investing activities:
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of investment securities	—	—	16.4	—	—	16.4
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5